Net Loss Per Share - Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss	$ (61,944,898)	$ (16,429,430)	$ (3,011,034)	$ (3,308,219)	$ (78,374,330)	$ (6,319,253)	$ (26,661,677)	$ (4,699,469)
Denominator:
Weighted average shares of common stock outstanding—basic (in shares)	117,748,175		102,206,153		112,901,012	100,495,425	100,418,167	90,539,124
Weighted average shares of common stock outstanding—diluted (in shares)	117,748,175		102,206,153		112,901,012	100,495,425	100,418,167	90,539,124
Net loss per share of common stock— basic (usd per share)	$ (0.53)		$ (0.03)		$ (0.69)	$ (0.06)	$ (0.27)	$ (0.05)
Net loss per share of common stock— diluted (usd per share)	$ (0.53)		$ (0.03)		$ (0.69)	$ (0.06)	$ (0.27)	$ (0.05)